7. STOCKHOLDERS' EQUITY (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Stock-based compensation expenses
Research and development	$ 107,576	$ 6,267	$ 101,606	$ 891
General and administrative	333,739	194,082	525,181	22,056
Total stock-based compensation expense	$ 441,315	$ 200,349	$ 626,787	$ 22,947